UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  028-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

  /s/   Sindy Jagger     Toronto, Canada     August 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    78

Form 13F Information Table Value Total:    $219,124 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2383    24650 SH       SOLE                    24650        0        0
ABBOTT LABS                    COM              002824100      788    14835 SH       SOLE                    14835        0        0
AGNICO EAGLE MINES LTD         COM              008474108     3980    64645 SH       SOLE                    64645        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      568     6000 SH       SOLE                     6000        0        0
ALLSTATE CORP                  COM              020002101      464    15000 SH       SOLE                    15000        0        0
APPLE INC                      COM              037833100     3947    11500 SH       SOLE                    11500        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1584    29400 SH       SOLE                    29400        0        0
BANK MONTREAL QUE              COM              063671101      705    10952 SH       SOLE                    10952        0        0
BANK OF AMERICA CORPORATION    COM              060505104     7137   643550 SH       SOLE                   643550        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    17311   664290 SH       SOLE                   664290        0        0
BARRICK GOLD CORP              COM              067901108     4892   109240 SH       SOLE                   109240        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1639       14 SH       SOLE                       14        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     6402    81982 SH       SOLE                    81982        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101      270    10800 SH       SOLE                    10800        0        0
CANADIAN NAT RES LTD           COM              136385101     7966   190000 SH       SOLE                   190000        0        0
CATERPILLAR INC DEL            COM              149123101     2118    19500 SH       SOLE                    19500        0        0
CHEESECAKE FACTORY INC         COM              163072101      657    20000 SH       SOLE                    20000        0        0
CISCO SYS INC                  COM              17275R102     3191   201200 SH       SOLE                   201200        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416     1485    12082 SH       SOLE                    12082        0        0
CITIGROUP INC                  COM NEW          172967424     1955    45597 SH       SOLE                    45597        0        0
COINSTAR INC                   COM              19259P300      553    10000 SH       SOLE                    10000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      905    40000 SH       SOLE                    40000        0        0
CVS CAREMARK CORPORATION       COM              126650100     5491   144620 SH       SOLE                   144620        0        0
DEAN FOODS CO NEW              COM              242370104      742    60000 SH       SOLE                    60000        0        0
DEERE & CO                     COM              244199105     7609    90000 SH       SOLE                    90000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     5958   412300 SH       SOLE                   412300        0        0
EATON CORP                     COM              278058102      790    15000 SH       SOLE                    15000        0        0
ENBRIDGE INC                   COM              29250N105      232     7114 SH       SOLE                     7114        0        0
ENCANA CORP                    COM              292505104     2891    93780 SH       SOLE                    93780        0        0
EXXON MOBIL CORP               COM              30231G102      308     3750 SH       SOLE                     3750        0        0
FIFTH THIRD BANCORP            COM              316773100      208    16000 SH       SOLE                    16000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     3241   231200 SH       SOLE                   231200        0        0
FXCM INC                       COM CL A         302693106      719    70000 SH       SOLE                    70000        0        0
GENERAL ELECTRIC CO            COM              369604103     4760   247940 SH       SOLE                   247940        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1521    11130 SH       SOLE                    11130        0        0
GOOGLE INC                     CL A             38259P508    11067    21240 SH       SOLE                    21240        0        0
HARMAN INTL INDS INC           COM              413086109      932    20000 SH       SOLE                    20000        0        0
HEICO CORP NEW                 COM              422806109      839    15000 SH       SOLE                    15000        0        0
INTEL CORP                     COM              458140100    12508   555190 SH       SOLE                   555190        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      480     2748 SH       SOLE                     2748        0        0
INTERNATIONAL RECTIFIER CORP   COM              460254105      428    15000 SH       SOLE                    15000        0        0
JOHNSON & JOHNSON              COM              478160104     3859    57335 SH       SOLE                    57335        0        0
JPMORGAN CHASE & CO            COM              46625H100     3049    73330 SH       SOLE                    73330        0        0
KAR AUCTION SVCS INC           COM              48238T109      484    25000 SH       SOLE                    25000        0        0
KIMBERLY CLARK CORP            COM              494368103      359     5360 SH       SOLE                     5360        0        0
KRAFT FOODS INC                CL A             50075N104     1638    46192 SH       SOLE                    46192        0        0
MAGNA INTL INC                 COM              559222401     6981   125898 SH       SOLE                   125898        0        0
MERCER INTL INC                COM              588056101      213    20000 SH       SOLE                    20000        0        0
MICROSOFT CORP                 COM              594918104    18133   696880 SH       SOLE                   696880        0        0
MORGAN STANLEY                 COM NEW          617446448     4990   210000 SH       SOLE                   210000        0        0
PEPSICO INC                    COM              713448108     1675    23850 SH       SOLE                    23850        0        0
PFIZER INC                     COM              717081103      888    42780 SH       SOLE                    42780        0        0
PNC FINL SVCS GROUP INC        COM              693475105      670    11000 SH       SOLE                    11000        0        0
POTASH CORP SASK INC           COM              73755L107     1365    24350 SH       SOLE                    24350        0        0
PROCTER & GAMBLE CO            COM              742718109     1528    23770 SH       SOLE                    23770        0        0
PROGRESSIVE WASTE SOLUTIONS    COM              74339G101     1005    40000 SH       SOLE                    40000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      204     5900 SH       SOLE                     5900        0        0
QUALCOMM INC                   COM              747525103     1360    23500 SH       SOLE                    23500        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109      784    24000 SH       SOLE                    24000        0        0
RESEARCH IN MOTION LTD         COM              760975102      289    10000 SH       SOLE                    10000        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      382     6639 SH       SOLE                     6639        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      334    20000 SH       SOLE                    20000        0        0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200     3360   146290 SH       SOLE                   146290        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1252     8635 SH       SOLE                     8635        0        0
STATE STR CORP                 COM              857477103      349     7600 SH       SOLE                     7600        0        0
STIFEL FINL CORP               COM              860630102      912    25000 SH       SOLE                    25000        0        0
SUN LIFE FINL INC              COM              866796105      854    28029 SH       SOLE                    28029        0        0
SUNCOR ENERGY INC NEW          COM              867224107     2801    70669 SH       SOLE                    70669        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     2346   118000 SH       SOLE                   118000        0        0
TECK RESOURCES LTD             CL B             878742204     1045    20000 SH       SOLE                    20000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2974    60700 SH       SOLE                    60700        0        0
THOMSON REUTERS CORP           COM              884903105     2184    57800 SH       SOLE                    57800        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509    10324   120838 SH       SOLE                   120838        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307      501     6000 SH       SOLE                     6000        0        0
TRANSCANADA CORP               COM              89353D107     5522   125549 SH       SOLE                   125549        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      901    10000 SH       SOLE                    10000        0        0
US BANCORP DEL                 COM NEW          902973304      261    10000 SH       SOLE                    10000        0        0
WAL MART STORES INC            COM              931142103     1724    32221 SH       SOLE                    32221        0        0